Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Capital Appreciation Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.31%
T. Rowe Price Capital Appreciation Premium Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.34%
T. Rowe Price Financials ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
T. Rowe Price Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
T. Rowe Price Health Care ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%